ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE	5. ACCOUNTS RECEIVABLE

	As of December 31,
	2018	2019
	RMB	RMB	US$
Receivables due from partners	—	8,072	1,159
Receivables due from corporate customers	—	14,729	2,116
	—	22,801	3,275